Related Party Transactions - RIF Transaction (Details) $ in Thousands, € in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Loan from related party		$ 64		$ 109			$ 2,931
Equity investment that can be called beginning in December 2023 and ending in December 2026
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction				15.00%
Put by RIF starting in January 2027 and ending in December 2027
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		15.00%	15.00%	3.175%
RIF Transaction
Related Party Transaction [Line Items]
Proceeds from sale of equity investment	$ 12,300
Equity interest held by related party				22.00%
Loan from related party		$ 17,400		$ 18,400	€ 15.0
Fixed interest rate on loan		6.35%	6.35%	6.35%
RIF Transaction | Equity investment that can be called beginning in December 2023 and ending in December 2026
Related Party Transaction [Line Items]
Proceeds from sale of equity investment		$ 11,600	€ 10.0
RIF Transaction | Put by RIF starting in January 2027 and ending in December 2027
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		3.175%	3.175%
One S.r.l
Related Party Transaction [Line Items]
Loan from related party		$ 5,800		$ 6,100	€ 5.0	€ 5.0	$ 8,500